Oppenheimer International Diversified Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund

Prospectus and Statement of Additional Information Supplement dated December 20, 2011

This supplement amends the registration statement of each of the above referenced funds (each a “Fund”) and is in addition to any other supplement(s).  Capitalized terms used herein are as defined in the Prospectus or Statement of Additional Information.

The Prospectus of each Fund is revised as follows:

1.	The following sentence is added to the end of the sections of the Prospectus titled "Purchase and Sale of Fund Shares" and “What Classes of Shares does the Fund Offer–Class B Shares”:

Class B shares will no longer be offered for sale after June 29, 2012.

2.	The following sentence is added to the paragraph in the section of the Prospectus titled “Choosing a Share Class-Investing for the Longer Term”:

However, please note that Class B shares will no longer be offered for sale after June 29, 2012, as described in “About Class B Shares” below.

3.	The following sentence is added to the end of the section of the Prospectus titled “About Class B Shares-Automatic Conversion of Class B Shares”:

Class B Shares Will No Longer Be Offered For Sale After June 29, 2012. Investors can continue to purchase Class B shares through June 29, 2012, but will need to designate a different share class for subsequent purchases, including for automatic purchases to retirement or other accounts. After June 29, 2012, Class B shares will continue to mature and convert to Class A shares according to their established conversion schedule. Dividend and/or capital gains distributions will continue to be made in Class B shares, and exchanges of Class B shares into and from accounts holding Class B shares will be permitted until the conversion to Class A shares.

The Statement of Additional Information of each Fund is revised as follows:

1.	The following sentence is added to the section of the Statement of Additional Information titled “How the Fund is Managed-Classes of Shares”:

Class B shares will no longer be offered for sale after June 29, 2012.  See Prospectus under "More About Your Account" for details.

2.	The following sentence is added to the section of the Statement of Additional Information titled “How to Buy Shares-Classes of Shares”:

Class B shares will no longer be offered for sale after June 29, 2012.  See Prospectus under "More About Your Account" for details.

December 20, 2011	PS0000.064